Schedule of deferred tax liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
As at 1 April		$ 7,797
Property, plant and equipment	21,243	(7,414)
Exchange differences	318	(383)
As at 31 March	$ 21,561